EQUITY (Details Narrative) - USD ($)					1 Months Ended						3 Months Ended		12 Months Ended
	Nov. 05, 2021	May 01, 2021	Feb. 11, 2021	Jan. 21, 2021	Mar. 31, 2022	Jan. 31, 2022	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized					750,000,000						750,000,000		750,000,000	750,000,000
Preferred stock, par value					$ 0.086						$ 0.086		$ 0.086	$ 0.086
Preferred stock voting rights description													Each share of Series A Convertible Preferred Stock shall have ten (10) votes per share and may be converted into ten (10) shares of $
Preferred stock, shares outstanding					9,076						9,076		0	395,640
Preferred stock, shares issued					9,076	9,076					9,076		0	395,640
Common stock, shares authorized					2,000,000,000						2,000,000,000		2,000,000,000	2,000,000,000
Common stock, at par value					$ 0.086						$ 0.086		$ 0.086	$ 0.086
Stockholders' equity, reverse stock split				1-for-85.71 reverse split
Fair value of shares issued to purchase software												$ 0
Number of shares issued										2,070,000
Issuance of common stock										$ 12,420,000		10,481,938	10,496,221	$ 1,200,000
Number of value issued for services									$ 91,050			$ 91,050	$ 91,050
Stock Issued During Period, Value, Acquisitions											$ 4,763,451			$ 1,000,000
Common stock, shares outstanding					11,337,109						11,337,109		10,956,109	4,241,028
Shares issued for vested stock awards, shares														27,417
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term											2 years 4 months 13 days	3 years 4 months 17 days	3 years 7 months 17 days	3 years 10 months 13 days
Number of shares option forfeitures													70,004	23,333
Stock compensation expense											$ 739,960	$ 352,299	$ 749,127	$ 1,471,068
Unrecognized compensation expense					$ 132,364				$ 801,698		$ 132,364	$ 801,698	$ 195,746	$ 1,034,381
Market value of share					$ 4.31				$ 4.36		$ 4.31	$ 4.36	$ 6.44	$ 6.43
Class of common stock warrant													2,070,000
Warrant description													The warrants were recorded at a value per the offering of $0.01. The warrants may be exercised at any point from the effective date until the 5-year anniversary of issuance and are not subject to standard anti-dilution provisions. The Series A Warrants are exercisable at a per share exercise price equal to 110% of the public offering price of one share of common stock and accompanying Series A Warrant, $6.00
Warrants exercise price													$ 0.01
Compensation expense											$ 739,960	$ 246,966	$ 81,917
Vesting of stock award													49,732	56,875
Employees, Directors, and Consultants [Member]
Class of Stock [Line Items]
Stock compensation expense													$ 576,160	$ 1,304,401
Number of shares granted											$ 63,382	$ 232,684
Service Provider [Member]
Class of Stock [Line Items]
Fair value of options grants											2,541,360
Three Employees [Member]
Class of Stock [Line Items]
Number of shares granted											110,240
Compensation expense											10,328
Two Employees [Member]
Class of Stock [Line Items]
Number of shares granted											666,250
Compensation expense											$ 666,250
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock shares capital reserved for future issuance of shares					466,083						466,083		163,913		700,000
Shares issued for vested stock awards, shares														23,333
Number of employees														4,083
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													5 years
Option term													4 years
Fair value of options grants													$ 2,541,360
Number of stock issued															700,000
2019 Equity Incentive Plan [Member] | Service Provider [Member]
Class of Stock [Line Items]
Fair value of options grants												$ 3,386,156		$ 3,386,156
JP Kush And Associates Inc [Member]
Class of Stock [Line Items]
Stock issued during period, shares, acquisitions							14,925	14,925
Stock Issued During Period, Value, Acquisitions		$ 50,000					$ 50,000
Medigap Acquisition [Member]
Class of Stock [Line Items]
Stock issued during period, shares, acquisitions						606,037
Software and Software Development Costs [Member]
Class of Stock [Line Items]
Number of shares issued to purchase software										23,338
Fair value of shares issued to purchase software										$ 340,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued to purchase software												23,338	23,338
Fair value of shares issued to purchase software												$ 1,984	$ 1,983
Number of shares issued					6,000						2,670,892	1,800,000	1,800,000
Debt conversion, converted instrument, shares issued													633,333
Number of shares issued for services												15,000	15,000
Number of value issued for services												$ 1,290	$ 1,290
Stock issued during period, shares, acquisitions											606,037			46,667
Stock Issued During Period, Value, Acquisitions											$ 52,119			$ 4,000
Shares issued for vested stock awards, shares											6,000
Number of shares granted													$ 110,240
Exercise of Series A warrants, shares											375,000
Number of shares converted						375,000					(3,276,929)
Vesting of stock award					6,000
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of shares issued						2,670,892
Common Stock [Member] | Vendor [Member]
Class of Stock [Line Items]
Number of shares issued for services									15,000
Warrant [Member]
Class of Stock [Line Items]
Share price													$ 6.00
Exercise of Series A warrants, shares						375,000
Series A Warrant [Member]
Class of Stock [Line Items]
Class of common stock warrant					2,070,000						2,070,000
Warrants exercise price					$ 6.00	$ 6.60					$ 6.00
Exercise of Series A warrants, shares						375,000
[custom:WarrantsDescription]											The warrants were recorded at a value per the offering of $0.01. The warrants may be exercised at any point from the effective date until the
Warrants and Rights Outstanding, Term					5 years						5 years
Series A Warrants [Member]
Class of Stock [Line Items]
[custom:WarrantSharesOutstanding-0]					1,695,000						1,695,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value					$ 0.086						$ 0.086
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding					0						0		0	395,640
Preferred stock, shares issued					0						0		0	395,640
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized					245						245
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value					$ 0.086						$ 0.086
Preferred stock, shares outstanding					9,076						9,076		0
Preferred stock, shares issued					9,076						9,076		0
Series C Prepaid Warrants [Member]
Class of Stock [Line Items]
Class of common stock warrant						3,276,929
Number of shares converted											3,276,929
Series C Prepaid Warrants [Member] | Common Stock [Member]
Class of Stock [Line Items]
Class of common stock warrant						3,276,929
Series D Prepaid Warrants [Member]
Class of Stock [Line Items]
Class of common stock warrant						1,222,498
Number of shares converted											1,222,497
Reliance Global Holdings, LLC [Member]
Class of Stock [Line Items]
Debt converted outstanding										$ 3,800,000
Debt conversion, converted instrument, shares issued										633,333
Conversion price per share										$ 6.00
Reliance Global Holdings, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares converted, value	11,670		3,944,930
Reliance Global Holdings, LLC [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares converted	1,167		394,493